Description of Business and Summary of Accounting Principles (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Description of Business and Summary of Accounting Principles
Basis of Presentation

Basis of Presentation

The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America and are consistent in all material respects with those applied in our December 31, 2022 Form 1-K.

As permitted by SEC requirements for interim reporting, certain footnotes or other financial information have been condensed or omitted. In the opinion of management, all normal and recurring adjustments considered necessary for the fair presentation of the financial statements have been included. Revenues, expenses, assets, and liabilities can vary during each quarter of the year, therefore, the results and trends in these interim financial statements may not be representative of those for the full year.

The information included in this Form 10-Q should be read in conjunction with the financial statements and accompanying notes included in the Company’s 2022 Form 1-K.

Going Concern

The accompanying unaudited financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is a business that has not yet generated profits, with a loss during the six months ended June 30, 2023 of $9,095,263 and an accumulated deficit of $46,858,710 as of June 30, 2023.

The Company’s ability to continue as a going concern in the next twelve months following the date the unaudited financial statements were available to be issued is dependent upon its ability to produce revenues and/or obtain financing sufficient to meet current and future obligations and deploy such to produce profitable operating results. Management has evaluated these conditions and plans to generate revenue and raise capital as needed to satisfy its capital needs. Although the Company has previously been successful in raising capital as needed, no assurance can be given that the Company will be successful in its capital raising efforts. These factors, among others, raise substantial doubt about the ability of the Company to continue as a going concern for a reasonable period.

Going Concern

Going Concern

The accompanying unaudited financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is a business that has not yet generated profits, with a loss during the six months ended June 30, 2023 of $9,095,263 and an accumulated deficit of $46,858,710 as of June 30, 2023.

The Company’s ability to continue as a going concern in the next twelve months following the date the unaudited financial statements were available to be issued is dependent upon its ability to produce revenues and/or obtain financing sufficient to meet current and future obligations and deploy such to produce profitable operating results. Management has evaluated these conditions and plans to generate revenue and raise capital as needed to satisfy its capital needs. Although the Company has previously been successful in raising capital as needed, no assurance can be given that the Company will be successful in its capital raising efforts. These factors, among others, raise substantial doubt about the ability of the Company to continue as a going concern for a reasonable period.

Stock Split

Stock Split

On November 30, 2022, the Company effected a two-for-one stock split of its common stock and increased the number of authorized shares of the Company’s capital stock to 150,000,000, with 90,000,000 designated as Common Stock, and 60,000,000 designated as Preferred Stock. All share and loss per share information have been retroactively adjusted for all periods presented to reflect the stock split, the incremental par value of the newly issued shares, and the increased number of authorized shares.

Stock Split

On November 30, 2022, the Company effected a two-for-one stock split of its common stock and increased the number of authorized shares of the Company’s capital stock to 150,000,000, with 90,000,000 designated as Common Stock, and 60,000,000 designated as Preferred Stock. All share and loss per share information have been retroactively adjusted for all periods presented to reflect the stock split, the incremental par value of the newly issued shares, and the increased number of authorized shares.

Use of Estimates

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company’s most significant estimates relate to the fair value of the warrant liability, valuations of stock-based compensation, and the income tax valuation allowance. On a continual basis, management reviews its estimates, utilizing currently available information, changes in facts and circumstances, historical experience and reasonable assumptions. After such reviews, and if deemed appropriate, those estimates are adjusted accordingly. Actual results could differ from those estimates.

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company’s most significant estimates relate to the fair value of the warrant liability, valuations of stock-based compensation, and the income tax valuation allowance. On a continual basis, management reviews its estimates, utilizing currently available information, changes in facts and circumstances, historical experience and reasonable assumptions. After such reviews, and if deemed appropriate, those estimates are adjusted accordingly. Actual results could differ from those estimates.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Earnings (loss) per share is computed by dividing net income or loss by the weighted-average number of common stock shares outstanding. To the extent that stock options, warrants, and convertible preferred stock are anti-dilutive, they are excluded from the calculation of diluted earnings (loss) per share. For the three and six months ended June 30, 2023 and 2022, the Company excluded the following shares from the calculation of diluted loss per share because such amounts were antidilutive:

	2023	2022
Shares issuable upon conversion of Series A Preferred Stock	—	9,795,106
Shares issuable upon conversion of Series B Preferred Stock	—	6,391,334
Shares issuable upon conversion of Series C Preferred	—	—
Shares issuable upon exercise of warrants	2,373,348	2,231,174
Shares issuable upon exercise of stock options	4,881,491	3,244,066
Total	7,254,839	21,661,680

Earnings (Loss) Per Share

Earnings (loss) per share is computed by dividing net income or loss by the weighted-average number of common stock shares outstanding. To the extent that stock options, warrants, and convertible preferred stock are anti-dilutive, they are excluded from the calculation of diluted earnings (loss) per share. For the years ended December 31, 2022 and 2021, the Company excluded the following shares from the calculation of diluted loss per share because such amounts were antidilutive:

	2022	2021
Shares issuable upon conversion of Series A Preferred Stock	9,795,118	9,795,118
Shares issuable upon conversion of Series B Preferred Stock	6,391,334	3,486,962
Shares issuable upon conversion of Series C Preferred	876,734	—
Shares issuable upon exercise of warrants	2,361,926	2,003,406
Shares issuable upon exercise of stock options	4,851,666	2,759,264
Total	24,276,642	18,044,750

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards could have a material effect on the accompanying financial statements. As new accounting pronouncements are issued, we will adopt those that are applicable under the circumstances.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards could have a material effect on the accompanying financial statements. As new accounting pronouncements are issued, we will adopt those that are applicable under the circumstances.